JPMorgan Short Duration Core Plus Fund Investment Objectives and Goals - R6 Shares [Member] - JPMorgan Short Duration Core Plus Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R6/JSDRX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks total return, consistent with preservation of capital.